Other expenses (income) (Tables)	12 Months Ended
Dec. 31, 2017
Other Expenses (Income) [Abstract]
Other expense (income)

	2017 $	2016 $
Finance income
Interest income	(1,040)	(27)
Loss on sale of short term investments	338	—
	(702)	(27)
Other
Revaluation adjustment on contingent consideration (note 9)	502	1,630
Foreign exchange loss (gain) and other	4	(26)
Loss (gain) on disposal of equipment	1	(19)
Share issue costs allocated to derivative warrants (note 10)	—	655
	507	2,240
	(195)	2,213